Average Annual Total Returns	12 Months Ended	60 Months Ended	104 Months Ended		120 Months Ended	264 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.17%	[1]	14.29%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.57%	[1]	12.49%
Lipper Mid-Cap Growth Funds Index
Prospectus [Line Items]
Average Annual Return, Percent	3.77%	1.73%	9.41%	[1]	9.85%
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.37%	7.17%			12.81%
Performance Inception Date						Dec. 31, 2003
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.34%	5.47%			11.46%
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.34%	5.37%			10.41%
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. - I Class
Prospectus [Line Items]
Average Annual Return, Percent	10.54%	7.36%	12.95%
Performance Inception Date			May 03, 2017

[1]	Return since 5/3/17.